FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/98 (b)

Is this a transition report?: (Y/N) __N__

Is this an amendment to a previous filing? (Y/N) __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.   Registrant Name: Pruco Life of New Jersey Flexible Premium Variable
          Annuity Account
     B.   File Number: 333-18117
     C.   Telephone Number: 973-802-6000

2.   A.   Street: 213 Washington Street
     B.   City: Newark
     C.   State: NJ
     D.   Zip Code:07102 Zip Ext: 2992
     E.   Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N) __N__

4.   Is this the last filing on this form by Registrant?(Y/N) __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N) __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N) __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N) __N__
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the

     C.   period?  ___________________________________________________

SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/98                               If filing more than one
File number 333-18117                                    Page 2, "X":_____

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                 Is this the
     Series                                                      last filing
     Number           Series Name                              for this series?
     ------           -----------                              ----------------
       1                                                            (Y/N)








SCREEN NUMBER:  02         PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


For period ending 12/31/98                               If filing more than one
File number 333-18117                                    Page 47, "X":_____

UNIT INVESTMENT TRUSTS

111.*     A.  Depositor Name:  Pruco Life Insurance Company of New Jersey
          B.  File Number (If any): __________
          C.  City:  Newark        State: NJ    Zip Code: 07102   Zip Ext: 3777
          D.  Foreign Country: __________       Foreign Postal Code:

112.*     A.  Sponsor Name:
          B.  File Number (If any): __________
          C.  City: __________     State: __    Zip Code: _____   Zip Ext:
          D.  Foreign Country: __________       Foreign Postal Code:



SCREEN NUMBER: 55 PAGE NUMBER: 47

For period ending 12/31/98                               If filing more than one
File number 333-18117                                    Page 48, "X":_____


113.      A.  Trustee Name:
 *        B.  File Number (If any): __________
          C.  City: __________     State: __    Zip Code: _____   Zip Ext:
          D.  Foreign Country: __________       Foreign Postal Code:

114.      A.  Principal Underwriter Name:  Pruco Securities Corporation
 *        B.  File Number (If any): 8-16402
          C.  City: Newark         State: NJ    Zip Code: 07102   Zip Ext: 3777
          D.  Foreign Country: __________       Foreign Postal Code:

115.      A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP
 *        B.  City: New York       State: NY    Zip Code: 10036   Zip Ext:
          D.  Foreign Country: __________       Foreign Postal Code:






SCREEN NUMBER: 56 PAGE NUMBER: 48

For period ending 12/31/98                               If filing more than one
File number 333-18117                                    Page 49, "X": _____


116.      A.  Is Registrant part of a family of investment companies?(Y/N)
 *                    __Y__
                                                                        Y/N
          B.  Identify the family in 10 letters:  Prudential
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A.  Is Registrant a separate account of an insurance company?(Y/N)
 *            __Y__

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.  Variable annuity contracts?(Y/N):  __Y__

          C.  Scheduled premium variable life contracts:   __N__

          D.  Flexible premium variable life contracts:  __N__

          E. Other types of insurance products registered under the Securities Act of 1933?(Y/N) __N__

118. State the number of series existing at the end of the period that * had securities registered under the Securities Act of 1933 __1__

119. State the number of new series for which registration statements * under the Securities Act of 1933 became effective during the period __0__

120.      State the total value of the portfolio securities on the date of
 *        deposit for the new series included in item 119 ($000's omitted) __0__

121.      State the number of series for which a current prospectus was in
 *        existence at the end of the period __1__

122.      State the number of existing series for which additional units
 * were registered under the Securities Act of 1933 during the period __1__


SCREEN NUMBER: 57 PAGE NUMBER: 49

For period ending 12/31/98                               If filing more than one
File number 333-18117                                         Page 50, "X":_____

123. State the total value of the additional units considered in * answering item 122 ($000's omitted) 248,447.

124. State the total value of units prior series that were placed in * the portfolios of subsequent series during the current period
          (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) __0__

125. State the total dollar amount of sales loads collected (before * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) __0__.

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) __0__.

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of    Total Assets    Total Income
                                                  Series        ($000's       Distributions
                                                 Investing      omitted)     ($000's omitted)
                                                 ---------      --------     ----------------
          A.  U.S. Treasury direct issue
          B.  U.S. Government agency
          C.  State and municipal tax-free
          D.  Public utility debt
          E.  Brokers or dealers debt or
               debt of brokers' or dealers'
               parent
          F.  All other corporate intermed.
               & long term debt
          G.  All other corporate short-
               term debt
          H.  Equity securities of brokers
               or dealers or parents of
               brokers or dealers
          I.   Investment company equity
               securities
          J.  All other equity securities           1           $375,395
          K.  Other securities
          L.  Total assets of all series of         1           $375,395
               registrant



SCREEN NUMBER: 58 PAGE NUMBER:50

For period ending 12/31/98                               If filing more than one
File number 333-18117                                    Page 51, "X":_____

128.      Is the timely payment of principal and interest on any of the
 * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) __N__
                                                                            Y/N

129.      Is the issuer of any instrument covered in item 128 delinquent or
 * in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                             Y/N

130.      In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $3,413

132.      List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


                  811-7975          811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-
                  811-              811-             811-             811-






SCREEN NUMBER: 59 PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /s/ James Schlomann              WITNESS: /s/ Michael J Ostronic

         James Schlomann                           Michael J Ostronic
         Executive Vice President                  Director, Accounting